Fair Value - Level 3 Fair Value Measurements (Details) $ in Thousands	Dec. 31, 2023 USD ($) $ / shares	May 13, 2023 $ / shares	Feb. 08, 2023	Dec. 31, 2022 $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	5.03
Warrants, measurement input			9.91	5.21
Long-Term Debt, Measurement Input	5.03
Stock price | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		3.42
Stock price | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	5.03
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	2.11
Warrants, measurement input			5.00	1.1
Term | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		4.87
Term | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				5.0
Term | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				5.0
Term | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	4.11
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	0.500
Warrants, measurement input			0.700	0.734
Expected volatility | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.540
Expected volatility | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0.75
Expected volatility | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0.75
Expected volatility | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.450
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	0.0416
Warrants, measurement input			0.0382	0.0447
Risk-free interest rate | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.0346
Risk-free interest rate | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0.0412
Risk-free interest rate | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0.0475
Risk-free interest rate | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0392
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	0
Warrants, measurement input			0	0
Expected dividend yield | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0
Expected dividend yield | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0
Expected dividend yield | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0
Expected dividend yield | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				3.96
Exercise price | Shortfall Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		10.00
Exercise price | Private placement warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50
Probability weighting | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0.61
Probability weighting | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0.39
Probability weighting | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input				0.61
Probability weighting | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input				0.39
Interest rate | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0.0399
Interest rate | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0.0399
Time to conversion | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0.1
Time to conversion | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input				0.8
Time to conversion | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input				0.1
Time to conversion | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input				0.8
Liquidity price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-Term Debt, Measurement Input	10.00
Liquidity price | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input				1
Liquidity price | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input				0.90
Discount rate | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input				0.247
Discount rate | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input				0.247
Measurement Input, Initial Purchase Amount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-Term Debt, Measurement Input | $	50,000